Longterm debt (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Longterm debt
2024	$ 142,037
2025	137,593
2026	133,148
2027	128,704
2028	124,259
2029 to 2031	281,944
Total Principal And Interest Payments	947,685
Less Interest	(123,611)
Total principal remaining	824,074
Current portion of long-term debt	111,111	$ 111,111
Non-current portion of long-term debt	$ 712,963	$ 824,074